UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Gregory F. Niland

Capital World Growth and Income Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2022

Global flexibility:
Following opportunity
anywhere

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–17.84%	5.54%	8.45%
Class A shares (reflecting 5.75% maximum sales charge)	–22.72	4.06	7.56

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.52% for Class F-2 shares and 0.75% for Class A shares as of the prospectus dated February 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of May 31, 2022, was 1.35% for Class F-2 shares and 1.06% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital World Growth and Income Fund for the periods ended May 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/WGIFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

26	Financial highlights

Results at a glance

For periods ended May 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 3/26/93)

Capital World Growth and Income Fund (Class F-2 shares)*	–8.42%	–8.67%	7.90%	10.15%	10.33%
Capital World Growth and Income Fund (Class A shares)	–8.53	–8.88	7.66	9.89	10.10
MSCI ACWI (All Country World Index)†	–9.35	–6.78	9.00	10.25	7.60

*	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
†	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.

Capital World Growth and Income Fund	1

Investment portfolio May 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	46.43%
Eurozone*	13.13
United Kingdom	5.21
Japan	5.02
Canada	4.67
Taiwan	3.58
China	3.27
Switzerland	3.09
Brazil	3.08
Other countries	7.89
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	4.63
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 94.73%	Shares	Value (000)
Information technology 18.17%
Microsoft Corp.	13,290,956	$3,613,412
Broadcom, Inc.	5,994,666	3,477,686
Taiwan Semiconductor Manufacturing Company, Ltd.	170,184,600	3,283,493
ASML Holding NV	2,698,170	1,552,588
Tokyo Electron, Ltd.	3,146,500	1,441,570
Apple, Inc.	6,571,980	978,173
EPAM Systems, Inc.[1]	2,403,043	813,478
Micron Technology, Inc.	7,090,547	523,566
Accenture PLC, Class A	1,457,810	435,098
MediaTek, Inc.	11,039,324	344,206
Mastercard, Inc., Class A	917,366	328,298
Keyence Corp.	771,800	309,296
Capgemini SE	1,389,880	269,325
SK hynix, Inc.	2,760,120	240,942
Logitech International SA	3,854,324	235,069
Delta Electronics, Inc.	26,984,213	224,520
Fujitsu, Ltd.	1,460,128	219,413
Applied Materials, Inc.	1,742,255	204,349
Hexagon AB, Class B	15,405,452	187,561
OBIC Co., Ltd.	899,500	133,316
Ceridian HCM Holding, Inc.[1]	2,255,527	126,986
DocuSign, Inc.[1]	1,336,000	112,104
Worldline SA, non-registered shares[1]	2,577,929	105,194
Microchip Technology Inc.	1,406,700	102,197
TE Connectivity, Ltd.	771,817	99,865
Advanced Micro Devices, Inc.[1]	963,082	98,100
GlobalWafers Co., Ltd.	4,000,000	85,995
ServiceNow, Inc.[1]	181,874	85,021
PagSeguro Digital, Ltd., Class A1	5,494,101	84,389
RingCentral, Inc., Class A1	736,132	46,479
Nomura Research Institute, Ltd.	1,661,648	45,822
Snowflake, Inc., Class A1	348,922	44,540
SS&C Technologies Holdings, Inc.	586,767	37,547
Intel Corp.	790,000	35,092
Adobe, Inc.[1]	60,981	25,397
Atlassian Corp. PLC, Class A1	116,734	20,699
Stripe, Inc., Class B1,2,3,4	192,531	6,405
Zscaler, Inc.[1]	41,100	6,292
Shopify, Inc., Class A, subordinate voting shares[1]	14,000	5,252
		19,988,735

2	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials 14.40%
Kotak Mahindra Bank, Ltd.	49,772,865	$1,184,022
Zurich Insurance Group AG	2,592,102	1,183,633
Toronto-Dominion Bank (CAD denominated)	12,928,028	987,962
AIA Group, Ltd.	75,360,327	776,920
CME Group, Inc., Class A	3,856,152	766,719
JPMorgan Chase & Co.	5,271,527	697,054
ING Groep NV	60,340,448	681,729
B3 SA-Brasil, Bolsa, Balcao	193,147,075	518,982
Wells Fargo & Company	11,204,770	512,842
HDFC Bank, Ltd.	24,847,552	444,535
HDFC Bank, Ltd. (ADR)	874,468	50,343
DNB Bank ASA	23,812,083	483,094
KBC Groep NV	7,132,114	444,853
PNC Financial Services Group, Inc.	2,343,139	411,010
Ping An Insurance (Group) Company of China, Ltd., Class H	56,591,500	362,747
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	9,741
Blackstone, Inc., nonvoting shares	3,147,061	370,692
HDFC Life Insurance Company, Ltd.	40,382,630	311,545
Discover Financial Services	2,581,702	292,997
Intercontinental Exchange, Inc.	2,856,906	292,519
Chubb, Ltd.	1,363,092	288,008
Nasdaq, Inc.	1,776,300	275,788
American International Group, Inc.	4,483,196	263,074
Aon PLC, Class A	924,500	254,857
Macquarie Group, Ltd.	1,886,468	251,784
Lufax Holding, Ltd. (ADR)	39,959,370	251,344
Fifth Third Bancorp	5,208,800	205,383
Citigroup, Inc.	3,624,738	193,597
S&P Global, Inc.	551,875	192,869
Hong Kong Exchanges and Clearing, Ltd.	4,333,406	187,314
China Merchants Bank Co., Ltd., Class H	22,841,500	145,539
China Merchants Bank Co., Ltd., Class A1	3,441,056	20,517
Berkshire Hathaway, Inc., Class B1	472,091	149,171
Morgan Stanley	1,490,561	128,397
BNP Paribas SA	2,147,455	122,440
Legal & General Group PLC	36,705,628	120,118
AXA SA	4,748,000	119,836
Banco Santander, SA	36,500,717	118,124
Ares Management Corp., Class A	1,655,413	117,816
Moody’s Corp.	373,579	112,660
FinecoBank SpA	7,743,726	109,486
Power Corporation of Canada, subordinate voting shares	3,688,606	106,530
Apollo Asset Management, Inc.	1,828,207	105,378
Fairfax Financial Holdings, Ltd., subordinate voting shares	179,000	99,342
National Bank of Canada	1,273,000	97,706
Blue Owl Capital, Inc., Class A5	7,686,870	96,393
Bank of America Corp.	2,572,000	95,678
Charles Schwab Corp.	1,329,200	93,177
Postal Savings Bank of China Co., Ltd., Class H5	121,895,000	90,561
China Pacific Insurance (Group) Co., Ltd., Class H	38,113,200	89,173
MSCI, Inc.	195,000	86,258
Tryg A/S	3,238,802	75,504
Tradeweb Markets, Inc., Class A	1,115,724	75,434
Bajaj Finance, Ltd.	888,200	69,583
Marsh & McLennan Companies, Inc.	428,372	68,518
Aegon NV	11,403,867	60,883
St. James’s Place PLC	2,722,311	44,389
Swedbank AB, Class A	2,811,754	42,482
XP, Inc., Class A1	1,260,858	28,508
DBS Group Holdings, Ltd.	524,900	11,854
Sberbank of Russia PJSC (ADR)[1,2,3]	45,517,661	—	[6]
		15,849,412

Health care 12.09%
UnitedHealth Group, Inc.	3,872,879	1,923,969
Abbott Laboratories	14,641,362	1,719,774
Amgen, Inc.	2,921,208	749,991
Thermo Fisher Scientific, Inc.	1,311,147	744,168

Capital World Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Eli Lilly and Company	2,140,634	$670,960
Novartis AG	7,251,474	656,654
Pfizer, Inc.	10,745,832	569,959
Daiichi Sankyo Company, Ltd.	20,329,800	539,928
Centene Corp.[1]	6,408,203	521,884
Siemens Healthineers AG	8,549,853	512,905
AstraZeneca PLC	3,714,470	489,310
Stryker Corp.	1,937,283	454,293
Gilead Sciences, Inc.	6,817,080	442,088
Sanofi	3,759,925	401,144
PerkinElmer, Inc.	2,405,684	360,059
Olympus Corp.	12,619,700	263,746
Medtronic PLC	2,532,451	253,625
Bayer AG	2,785,680	199,112
Zoetis, Inc., Class A	676,527	115,639
Carl Zeiss Meditec AG, non-registered shares	866,096	115,527
Baxter International, Inc.	1,488,648	113,212
Insulet Corp.[1]	508,130	108,476
Cigna Corp.	387,994	104,095
ResMed, Inc.	510,508	103,868
Alcon, Inc.	1,297,837	97,148
Intuitive Surgical, Inc.[1]	422,594	96,199
Novo Nordisk A/S, Class B	852,696	94,463
Chugai Pharmaceutical Co., Ltd.	3,383,200	92,717
Vertex Pharmaceuticals, Inc.[1]	336,812	90,485
Rede D’Or Sao Luiz SA	10,857,300	81,832
DexCom, Inc.[1]	273,308	81,429
Guardant Health, Inc.[1]	1,949,538	79,892
Merck KGaA	399,905	75,131
Edwards Lifesciences Corp.[1]	652,466	65,801
Illumina, Inc.[1]	255,647	61,222
Boston Scientific Corp.[1]	1,126,633	46,203
GSK PLC	2,102,634	45,906
Coloplast A/S, Class B	328,531	39,074
CSL, Ltd.	179,609	35,038
M3, Inc.	940,000	27,287
Agilon Health, Inc.[1,5]	1,083,900	20,702
CVS Health Corp.	192,000	18,576
Molina Healthcare, Inc.[1]	61,900	17,965
EUROAPI[1,5]	163,475	2,376
		13,303,832

Industrials 10.28%
Airbus SE, non-registered shares	9,730,126	1,136,292
General Electric Co.	14,341,918	1,122,829
Lockheed Martin Corp.	1,518,276	668,208
Carrier Global Corp.	15,989,749	628,557
CSX Corp.	18,725,567	595,286
BAE Systems PLC	58,438,805	556,709
Raytheon Technologies Corp.	5,526,975	525,726
Deere & Company	1,291,423	462,045
Safran SA	4,014,517	414,817
Caterpillar, Inc.	1,872,179	404,110
L3Harris Technologies, Inc.	1,438,669	346,575
LIXIL Corp.	17,221,000	328,943
Recruit Holdings Co., Ltd.	6,929,800	254,831
Compagnie de Saint-Gobain SA, non-registered shares	4,299,982	254,355
Melrose Industries PLC	142,445,938	243,038
VINCI SA	2,437,749	234,697
Siemens AG	1,752,868	230,406
RELX PLC	7,164,922	205,489
RELX PLC (ADR)	860,000	24,630
Bureau Veritas SA	7,492,885	216,142
TransDigm Group, Inc.[1]	340,856	206,344
Johnson Controls International PLC	3,198,628	174,357
Brenntag SE	2,075,147	160,311
ManpowerGroup, Inc.	1,738,240	155,764
Bunzl PLC	4,114,328	143,454

4	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	997,944	$138,246
Canadian Pacific Railway, Ltd.[5]	1,902,000	135,879
Eiffage SA	1,360,650	134,533
ASSA ABLOY AB, Class B	4,648,155	114,324
Thales SA	857,435	104,569
Daikin Industries, Ltd.	636,700	102,304
BayCurrent Consulting, Inc.	323,700	102,213
ACS Actividades de Construcción y Servicios SA1	3,303,097	93,615
Ritchie Bros. Auctioneers, Inc.[5]	1,499,645	90,262
SMC Corp.	164,400	85,064
Nidec Corp.	1,255,000	84,609
Waste Connections, Inc.	600,000	76,524
Adecco Group AG	1,721,592	66,929
Rockwell Automation	303,985	64,810
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	24,299,997	63,663
Atlas Copco AB, Class B	5,156,016	49,808
Interpump Group SpA	978,558	44,647
Honeywell International, Inc.	94,759	18,347
International Consolidated Airlines Group SA (CDI)[1,5]	10,745,000	17,282
Otis Worldwide Corp.	230,372	17,140
Ryanair Holdings PLC (ADR)[1]	88,200	7,691
		11,306,374

Consumer discretionary 9.12%
LVMH Moët Hennessy-Louis Vuitton SE	2,384,357	1,528,669
Home Depot, Inc.	3,964,455	1,200,239
General Motors Company[1]	22,687,700	877,560
Amazon.com, Inc.[1]	346,674	833,470
Rivian Automotive, Inc., Class A1,5	13,489,036	423,556
Stellantis NV	27,957,806	418,179
Marriott International, Inc., Class A	2,273,262	390,046
Sony Group Corp.	3,838,900	361,271
Booking Holdings, Inc.[1]	157,655	353,708
Flutter Entertainment PLC[1]	2,683,572	327,996
Midea Group Co., Ltd., Class A	34,405,343	281,579
Restaurant Brands International, Inc.	2,601,838	136,623
Restaurant Brands International, Inc. (CAD denominated)[5]	2,490,700	130,792
Cie. Financière Richemont SA, Class A	2,401,885	266,306
Shimano, Inc.	1,146,600	202,938
Chipotle Mexican Grill, Inc.[1]	122,850	172,303
Astra International Tbk PT	338,630,400	170,697
Industria de Diseño Textil, SA	6,880,116	165,376
Evolution AB	1,497,753	156,647
MercadoLibre, Inc.[1]	186,152	146,293
NIKE, Inc., Class B	1,050,751	124,882
Moncler SpA	2,567,919	123,228
YUM! Brands, Inc.	1,000,000	121,470
EssilorLuxottica	737,825	118,853
Pan Pacific International Holdings Corp.	7,190,000	110,753
Darden Restaurants, Inc.	822,805	102,851
Sands China, Ltd.[1]	52,092,800	99,576
Target Corp.	587,000	95,024
Royal Caribbean Cruises, Ltd.[1]	1,536,000	89,195
Taylor Wimpey PLC	54,383,574	89,156
Kindred Group PLC (SDR)[5]	7,714,973	78,809
Tesla, Inc.[1]	100,865	76,482
Shenzhou International Group Holdings, Ltd.	4,404,100	60,894
Kering SA	101,196	55,373
InterContinental Hotels Group PLC	611,800	38,022
Wynn Macau, Ltd.[1,5]	50,954,800	29,740
Dollar Tree Stores, Inc.[1]	162,800	26,102
Entain PLC[1]	959,300	17,673
Airbnb, Inc., Class A1	121,000	14,625
Cazoo Group, Ltd., Class A1	6,276,447	8,473
JD.com, Inc., Class A	194,228	5,594
Faurecia SA5	65,901	1,827
		10,032,850

Capital World Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.59%
Philip Morris International, Inc.	14,612,543	$1,552,583
Nestlé SA	7,335,760	894,791
British American Tobacco PLC	17,703,010	781,211
British American Tobacco PLC (ADR)	524,863	23,220
Keurig Dr Pepper, Inc.	21,573,944	749,479
Kroger Co.	10,189,000	539,711
Ocado Group PLC[1,7]	43,556,314	510,873
Kweichow Moutai Co., Ltd., Class A	1,807,868	489,946
Swedish Match AB	34,898,194	360,562
Bunge, Ltd.	2,956,915	349,862
Heineken NV	2,919,597	294,063
Imperial Brands PLC	11,379,874	256,754
Danone SA	4,106,268	241,265
Treasury Wine Estates, Ltd.	23,199,694	198,126
Altria Group, Inc.	3,321,779	179,675
Arca Continental, SAB de CV	25,310,000	172,060
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	28,795,729	164,380
Seven & i Holdings Co., Ltd.	3,703,100	155,620
Constellation Brands, Inc., Class A	552,994	135,743
ITC, Ltd.	35,000,000	122,015
Varun Beverages, Ltd.	7,045,981	95,884
Ajinomoto Co., Inc.	3,262,668	79,428
		8,347,251

Materials 6.69%
Vale SA, ordinary nominative shares	92,572,209	1,679,236
Vale SA, ordinary nominative shares (ADR)	55,104,558	994,637
Rio Tinto PLC	14,576,269	1,056,134
Fortescue Metals Group, Ltd.	73,155,512	1,055,776
Freeport-McMoRan, Inc.	10,828,422	423,175
Linde PLC	1,176,278	381,914
BHP Group, Ltd. (CDI)	8,102,591	256,783
Barrick Gold Corp. (CAD denominated)	7,287,750	149,287
Barrick Gold Corp.	5,106,000	104,622
Albemarle Corp.	659,175	171,662
Dow, Inc.	2,404,602	163,465
Air Liquide SA, non-registered shares	890,093	155,603
HeidelbergCement AG	2,481,729	144,136
Amcor PLC (CDI)	8,766,643	115,321
Akzo Nobel NV	1,307,679	114,134
CRH PLC	2,664,292	110,477
Shin-Etsu Chemical Co., Ltd.	661,479	94,211
Koninklijke DSM NV	363,942	61,459
Lynas Rare Earths, Ltd.[1]	8,472,752	59,893
Evonik Industries AG	1,514,875	40,544
Anglo American Platinum, Ltd.[5]	270,000	29,572
		7,362,041

Energy 6.38%
Canadian Natural Resources, Ltd. (CAD denominated)	27,819,815	1,841,164
EOG Resources, Inc.	5,435,605	744,461
Baker Hughes Co., Class A	17,157,175	617,315
TotalEnergies SE	8,597,604	513,093
TC Energy Corp. (CAD denominated)	5,944,937	344,095
ConocoPhillips	2,893,868	325,155
BP PLC	55,301,775	302,610
Reliance Industries, Ltd.	8,496,000	288,100
Cenovus Energy, Inc. (CAD denominated)	12,155,500	281,772
Shell PLC (GBP denominated)	8,877,600	265,851
Shell PLC (ADR)	14,358	851
Shell PLC (EUR denominated)	15,439	463
Tourmaline Oil Corp.	4,240,879	261,792
Halliburton Company	5,373,550	217,629
Var Energi ASA[5]	43,336,953	206,266
Suncor Energy, Inc.[5]	4,731,173	190,354
Cameco Corp.	7,400,000	181,307
Lundin Energy AB	3,339,436	161,741
Coterra Energy, Inc.	3,443,711	118,223

6	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Woodside Energy Group, Ltd.	2,464,090	$52,626
Woodside Energy Group, Ltd., non-registered interim shares[1,2]	1,464,147	31,271
Aker BP ASA	1,595,307	69,411
Gazprom PJSC (ADR)[2,3]	64,552,342	—	[6]
		7,015,550

Communication services 5.26%
Alphabet, Inc., Class C1	699,191	1,594,701
Alphabet, Inc., Class A1	304,027	691,734
Comcast Corp., Class A	19,557,925	866,025
NetEase, Inc.	20,381,375	442,057
Netflix, Inc.[1]	2,220,275	438,371
Meta Platforms, Inc., Class A1	2,225,700	430,985
SoftBank Corp.	31,697,091	364,405
Universal Music Group NV	8,279,171	185,673
Bharti Airtel, Ltd.[1]	11,065,628	99,801
Bharti Airtel, Ltd., interim shares[1]	744,245	3,181
Nippon Telegraph and Telephone Corp.	3,239,700	98,423
Omnicom Group, Inc.	1,300,494	97,030
Tencent Holdings, Ltd.	2,082,400	96,170
Take-Two Interactive Software, Inc.[1,5]	693,000	86,299
Publicis Groupe SA	1,555,900	84,987
Deutsche Telekom AG	3,765,774	77,313
Singapore Telecommunications, Ltd.	26,784,800	50,635
ITV PLC	57,053,509	50,526
SoftBank Group Corp.	554,865	23,184
Sea, Ltd., Class A (ADR)[1]	72,573	5,999
Yandex NV, Class A1,2,3	8,608,873	—	[6]
		5,787,499

Utilities 2.92%
National Grid PLC	30,997,054	457,385
DTE Energy Company	2,999,798	398,103
Iberdrola SA, non-registered shares	28,767,283	340,795
China Resources Gas Group, Ltd.	61,022,000	255,451
E.ON SE	24,769,225	252,189
PG&E Corp.[1]	18,877,804	230,309
Engie SA	14,101,911	189,178
Engie SA, bonus shares[2]	2,222,972	29,822
Edison International	3,051,780	213,350
Enel SpA	27,563,242	178,845
NextEra Energy, Inc.	2,141,800	162,113
ENN Energy Holdings, Ltd.	8,253,000	126,521
Power Grid Corporation of India, Ltd.	38,815,158	116,441
Endesa, SA	4,097,241	90,743
Exelon Corp.	1,249,000	61,388
AES Corp.	2,671,392	58,878
Public Service Enterprise Group, Inc.	838,600	57,478
		3,218,989

Real estate 1.83%
Crown Castle International Corp. REIT	2,849,197	540,350
Longfor Group Holdings, Ltd.	88,987,000	443,960
VICI Properties, Inc. REIT	8,805,915	271,662
American Tower Corp. REIT	722,883	185,152
Boston Properties, Inc. REIT	1,064,748	118,379
Country Garden Services Holdings Co., Ltd.	26,376,000	104,533
Americold Realty Trust, Inc.	3,750,000	103,838
China Resources Mixc Lifestyle Services, Ltd.	18,653,088	91,991
Equinix, Inc. REIT	122,423	84,116
Sun Hung Kai Properties, Ltd.	2,963,211	36,213
Iron Mountain, Inc. REIT	654,019	35,252
		2,015,446

Total common stocks (cost: $74,935,496,000)		104,227,979

Capital World Growth and Income Fund	7

Preferred securities 0.50%	Shares		Value (000)
Consumer discretionary 0.43%
Volkswagen AG, nonvoting preferred shares		2,855,143	$474,116

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares		3,843,704	49,558

Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		3,417,000	12,506
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]		3,518,000	12,032
			24,538

Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3,4]		82,866	2,757

Total preferred securities (cost: $666,722,000)			550,969

Convertible stocks 0.14%
Information technology 0.14%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		82,556	150,643

Total convertible stocks (cost: $82,556,000)			150,643

Convertible bonds & notes 0.09%	Principal amount (000)
Communication services 0.09%
Sea, Ltd., convertible notes, 2.375% 2025	USD	81,376	99,075

Total convertible bonds & notes (cost: $113,749,000)			99,075

Bonds, notes & other debt instruments 0.27%
Corporate bonds, notes & loans 0.23%
Health care 0.13%
Teva Pharmaceutical Finance Co. BV 6.00% 2024		85,907	86,872
Teva Pharmaceutical Finance Co. BV 3.15% 2026		59,700	53,048
			139,920

Consumer discretionary 0.04%
General Motors Company 5.40% 2023		15,446	15,887
Royal Caribbean Cruises, Ltd. 11.50% 2025[8]		26,140	28,381
			44,268

Energy 0.03%
ONEOK, Inc. 2.20% 2025		2,141	2,016
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9]		36,500	35,214
			37,230

Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[10]		42,024	31,552

Total corporate bonds, notes & loans			252,970

Bonds & notes of governments & government agencies outside the U.S. 0.04%
United Mexican States, Series M, 8.00% 2023	MXN	1,013,000	50,717

Total bonds, notes & other debt instruments (cost: $311,820,000)			303,687

Short-term securities 4.73%		Shares
Money market investments 4.34%
Capital Group Central Cash Fund 0.85%[7,11]		47,708,535	4,770,854

8	Capital World Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.39%
Capital Group Central Cash Fund 0.85%[7,11,12]	2,219,379	$221,938
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.71%[11,12]	60,100,000	60,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.71%[11,12]	55,800,000	55,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[11,12]	51,500,000	51,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.71%[11,12]	30,000,000	30,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.67%[11,12]	6,189,632	6,189
Fidelity Investments Money Market Government Portfolio, Class I 0.60%[11,12]	2,100,000	2,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.59%[11,12]	2,100,000	2,100
		429,727

Total short-term securities (cost: $5,200,573,000)		5,200,581
Total investment securities 100.46% (cost: $81,310,916,000)		110,532,934
Other assets less liabilities (0.46)%		(509,467)

Net assets 100.00%		$110,023,467

Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend income (000)
Common stocks 0.46%
Industrials 0.00%
LIXIL Corp.[13]	$422,679	$—		$104	$38	$(93,670)	$—	$6,361
Consumer discretionary 0.00%
Cazoo Group, Ltd., Class A1,13	—	39,071		—	—	(30,598)	—	39,071
Consumer staples 0.46%
Ocado Group PLC[1]	1,039,003	—		222	189	(528,097)	510,873	—
Total common stocks							510,873
Short-term securities 4.54%
Money market investments 4.34%
Capital Group Central Cash Fund 0.85%[11]	1,381,660	8,596,769		5,207,579	46	(42)	4,770,854	6,487
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 0.85%[11,12]	58,307	163,631	[14]				221,938	—	[15]
Total short-term securities							4,992,792
Total 5.00%					$273	$(652,407)	$5,503,665	$51,919

Private placement securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B	5/6/2021	$7,726	$6,405	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,325	2,757	.00
Total		$11,051	$9,162	.01%

Capital World Growth and Income Fund	9

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $70,255,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[5]	All or a portion of this security was on loan. The total value of all such securities was $448,744,000, which represented .41% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Amount less than one thousand.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,381,000, which represented .03% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Rate represents the seven-day yield at 5/31/2022.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2022. Refer to the investment portfolio for the security value at 5/31/2022.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $448,744 of investment securities on loan):
Unaffiliated issuers (cost: $75,676,047)	$105,029,269
Affiliated issuers (cost: $5,634,869)	5,503,665	$110,532,934
Cash		7,686
Cash denominated in currencies other than U.S. dollars (cost: $20,361)		20,342
Receivables for:
Sales of investments	108,680
Sales of fund’s shares	60,914
Dividends and interest	301,190
Securities lending income	5	470,789
		111,031,751
Liabilities:
Collateral for securities on loan		429,727
Payables for:
Purchases of investments	297,459
Repurchases of fund’s shares	84,912
Investment advisory services	33,499
Services provided by related parties	18,318
Trustees’ deferred compensation	2,195
U.S. and non-U.S. taxes	135,570
Other	6,604	578,557
Net assets at May 31, 2022		$110,023,467

Net assets consist of:
Capital paid in on shares of beneficial interest		$77,820,264
Total distributable earnings		32,203,203
Net assets at May 31, 2022		$110,023,467

Refer to the notes to financial statements.

Capital World Growth and Income Fund	11

Financial statements (continued)

Statement of assets and liabilities at May 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,986,793 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$53,227,074	960,553		$55.41
Class C	922,194	16,855		54.71
Class T	12	—	*	55.39
Class F-1	2,131,186	38,564		55.26
Class F-2	12,522,417	226,255		55.35
Class F-3	5,486,856	99,034		55.40
Class 529-A	3,696,221	66,982		55.18
Class 529-C	107,198	1,949		55.00
Class 529-E	104,971	1,905		55.09
Class 529-T	15	—	*	55.38
Class 529-F-1	11	—	*	55.22
Class 529-F-2	248,762	4,489		55.42
Class 529-F-3	12	—	*	55.41
Class R-1	134,721	2,460		54.77
Class R-2	571,717	10,477		54.57
Class R-2E	62,644	1,136		55.15
Class R-3	1,156,717	21,046		54.96
Class R-4	1,211,730	21,932		55.25
Class R-5E	138,969	2,513		55.31
Class R-5	457,404	8,251		55.44
Class R-6	27,842,636	502,392		55.42

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	Capital World Growth and Income Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $88,222; also includes $51,919 from affiliates)	$1,674,059
Interest	11,227
Securities lending income (net of fees)	6,295	$1,691,581
Fees and expenses*:
Investment advisory services	215,258
Distribution services	91,105
Transfer agent services	38,501
Administrative services	17,525
529 plan services	1,254
Reports to shareholders	1,258
Registration statement and prospectus	588
Trustees’ compensation	16
Auditing and legal	127
Custodian	5,527
Other	107	371,266
Net investment income		1,320,315
Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,180):
Unaffiliated issuers	1,679,370
Affiliated issuers	273
In-kind redemptions	13,222
Currency transactions	(3,697)	1,689,168
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $60,524):
Unaffiliated issuers	(12,602,014)
Affiliated issuers	(652,407)
Currency translations	(5,146)	(13,259,567)
Net realized gain and unrealized depreciation		(11,570,399)

Net decrease in net assets resulting from operations		$(10,250,084)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Capital World Growth and Income Fund	13

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2022*	Year ended November 30, 2021
Operations:
Net investment income	$1,320,315	$2,060,839
Net realized gain	1,689,168	7,576,169
Net unrealized (depreciation) appreciation	(13,259,567)	6,067,265
Net (decrease) increase in net assets resulting from operations	(10,250,084)	15,704,273

Distributions paid to shareholders	(7,294,213)	(1,771,490)

Net capital share transactions	5,102,077	2,637,525

Total (decrease) increase in net assets	(12,442,220)	16,570,308

Net assets:
Beginning of period	122,465,687	105,895,379
End of period	$110,023,467	$122,465,687

*	Unaudited.

Refer to the notes to financial statements.

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital World Growth and Income Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

16	Capital World Growth and Income Fund

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2022 (dollars in thousands):

		Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$19,982,330	$—	$6,405		$19,988,735
Financials	15,849,412	—	—	*	15,849,412
Health care	13,303,832	—	—		13,303,832
Industrials	11,306,374	—	—		11,306,374
Consumer discretionary	10,032,850	—	—		10,032,850
Consumer staples	8,347,251	—	—		8,347,251
Materials	7,362,041	—	—		7,362,041
Energy	6,984,279	31,271	—	*	7,015,550
Communication services	5,787,499	—	—	*	5,787,499
Utilities	3,189,167	29,822	—		3,218,989
Real estate	2,015,446	—	—		2,015,446
Preferred securities	548,212	—	2,757		550,969
Convertible stocks	150,643	—	—		150,643
Convertible bonds & notes	—	99,075	—		99,075
Bonds, notes & other debt instruments	—	303,687	—		303,687
Short-term securities	5,200,581	—	—		5,200,581
Total	$110,059,917	$463,855	$9,162		$110,532,934

*	Amount less than one thousand.

Capital World Growth and Income Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

18	Capital World Growth and Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2022, the total value of securities on loan was $448,744,000, and the total value of collateral received was $463,493,000. Collateral received includes cash of $429,727,000 and U.S. government securities of $33,766,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital World Growth and Income Fund	19

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2022, the fund recognized $14,646,000 in reclaims (net of $409,000 in fees and the effect of realized gain or loss from currency translations) and $149,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,109,416
Undistributed long-term capital gains	6,299,072
Post-October capital loss deferral*	(194,651)

*	This deferral is considered incurred in the subsequent year.

As of May 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$35,221,928
Gross unrealized depreciation on investments	(6,092,763)
Net unrealized appreciation on investments	29,129,165
Cost of investments	81,403,769

20	Capital World Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2022				Year ended November 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$456,254		$3,100,404	$3,556,658	$839,942		$—	$839,942
Class C	4,312		58,584	62,896	8,277		—	8,277
Class T	—	†	1	1	—	†	—	—	†
Class F-1	17,876		127,382	145,258	38,081		—	38,081
Class F-2	119,436		698,081	817,517	209,160		—	209,160
Class F-3	54,936		306,047	360,983	96,546		—	96,546
Class 529-A	31,081		214,593	245,674	57,127		—	57,127
Class 529-C	455		6,826	7,281	933		—	933
Class 529-E	760		6,296	7,056	1,437		—	1,437
Class 529-T	—	†	1	1	—	†	—	—	†
Class 529-F-1	—	†	1	1	—	†	—	—	†
Class 529-F-2	2,336		13,659	15,995	3,928		—	3,928
Class 529-F-3	—	†	1	1	—	†	—	—	†
Class R-1	586		8,028	8,614	1,056		—	1,056
Class R-2	2,566		35,400	37,966	4,753		—	4,753
Class R-2E	374		3,680	4,054	678		—	678
Class R-3	8,036		70,365	78,401	15,915		—	15,915
Class R-4	9,852		68,386	78,238	20,489		—	20,489
Class R-5E	1,203		7,177	8,380	2,084		—	2,084
Class R-5	4,689		27,076	31,765	9,281		—	9,281
Class R-6	279,999		1,547,474	1,827,473	461,803		—	461,803
Total	$994,751		$6,299,462	$7,294,213	$1,771,490		$—	$1,771,490

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2022, the investment advisory services fees were $215,258,000, which were equivalent to an annualized rate of 0.368% of average daily net assets.

Capital World Growth and Income Fund	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2022, the 529 plan services fees were $1,254,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

22	Capital World Growth and Income Fund

For the six months ended May 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$69,773	$24,522		$8,561		Not applicable
Class C	5,160	448		155		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,846	1,657		347		Not applicable
Class F-2	Not applicable	6,840		1,968		Not applicable
Class F-3	Not applicable	18		857		Not applicable
Class 529-A	4,458	1,542		592		$1,115
Class 529-C	595	48		18		34
Class 529-E	282	24		17		32
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	59		39		73
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	722	76		22		Not applicable
Class R-2	2,351	1,174		94		Not applicable
Class R-2E	201	73		10		Not applicable
Class R-3	3,140	1,005		188		Not applicable
Class R-4	1,577	677		189		Not applicable
Class R-5E	Not applicable	111		21		Not applicable
Class R-5	Not applicable	132		74		Not applicable
Class R-6	Not applicable	95		4,373		Not applicable
Total class-specific expenses	$91,105	$38,501		$17,525		$1,254

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $16,000 in the fund’s statement of operations reflects $364,000 in current fees (either paid in cash or deferred) and a net decrease of $348,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $848,006,000 and $1,000,051,000, respectively, which generated $63,440,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2022.

Capital World Growth and Income Fund	23

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2022

Class A	$1,052,696	17,786	$3,487,426	57,005		$(3,078,067)	(52,126)	$1,462,055	22,665
Class C	45,447	776	62,538	1,029		(167,296)	(2,868)	(59,311)	(1,063)
Class T	—	—	—	—		—	—	—	—
Class F-1	41,371	718	143,709	2,354		(181,648)	(3,102)	3,432	(30)
Class F-2	1,564,472	26,637	789,696	12,943		(1,378,858)	(23,650)	975,310	15,930
Class F-3	619,870	10,683	353,173	5,785		(573,265)	(9,730)	399,778	6,738
Class 529-A	135,105	2,279	245,610	4,031		(252,706)	(4,248)	128,009	2,062
Class 529-C	9,844	166	7,265	119		(27,914)	(467)	(10,805)	(182)
Class 529-E	3,415	58	7,052	116		(10,521)	(177)	(54)	(3)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	23,379	391	15,994	262		(16,300)	(271)	23,073	382
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	9,799	169	8,606	142		(16,902)	(289)	1,503	22
Class R-2	38,722	667	37,936	626		(92,048)	(1,561)	(15,390)	(268)
Class R-2E	6,900	115	4,054	66		(9,261)	(154)	1,693	27
Class R-3	94,886	1,616	78,292	1,287		(192,246)	(3,233)	(19,068)	(330)
Class R-4	156,562	2,699	78,213	1,282		(174,034)	(2,922)	60,741	1,059
Class R-5E	27,008	459	8,377	137		(14,486)	(247)	20,899	349
Class R-5	28,283	483	31,620	518		(57,572)	(979)	2,331	22
Class R-6	1,100,028	18,780	1,827,429	29,936		(799,579)	(13,513)	2,127,878	35,203
Total net increase (decrease)	$4,957,787	84,482	$7,186,993	117,638		$(7,042,703)	(119,537)	$5,102,077	82,583

Refer to the end of the table for footnotes.

24	Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2021

Class A	$3,043,831	48,041	$821,824		12,912		$(5,797,886)	(91,496)	$(1,932,231)	(30,543)
Class C	119,954	1,921	8,228		130		(350,651)	(5,606)	(222,469)	(3,555)
Class T	—	—	—		—		—	—	—	—
Class F-1	85,744	1,366	37,222		589		(1,127,682)	(17,824)	(1,004,716)	(15,869)
Class F-2	3,166,301	49,908	200,882		3,163		(2,564,268)	(40,376)	802,915	12,695
Class F-3	1,309,280	20,730	93,003		1,463		(925,445)	(14,589)	476,838	7,604
Class 529-A	303,623	4,822	57,108		900		(564,012)	(8,942)	(203,281)	(3,220)
Class 529-C	22,944	365	931		15		(63,942)	(1,021)	(40,067)	(641)
Class 529-E	8,128	130	1,437		23		(20,101)	(320)	(10,536)	(167)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	53,393	842	3,926		61		(36,141)	(570)	21,178	333
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	16,767	264	1,055		16		(41,054)	(660)	(23,232)	(380)
Class R-2	86,755	1,391	4,750		75		(177,842)	(2,860)	(86,337)	(1,394)
Class R-2E	13,892	222	678		11		(20,966)	(335)	(6,396)	(102)
Class R-3	168,742	2,698	15,883		251		(442,792)	(7,088)	(258,167)	(4,139)
Class R-4	167,259	2,678	20,483		323		(496,868)	(7,854)	(309,126)	(4,853)
Class R-5E	42,478	680	2,084		33		(31,036)	(490)	13,526	223
Class R-5	58,990	933	9,260		146		(148,565)	(2,371)	(80,315)	(1,292)
Class R-6	8,287,277	129,948	461,789		7,243		(3,249,125)	(51,261)	5,499,941	85,930
Total net increase (decrease)	$16,955,358	266,939	$1,740,543		27,354		$(16,058,376)	(253,663)	$2,637,525	40,630

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,332,435,000 and $19,395,518,000, respectively, during the six months ended May 31, 2022.

Capital World Growth and Income Fund	25

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2022[5,6]	$64.35	$.63	$(5.78)	$(5.15)	$(.48)	$(3.31)	$(3.79)	$55.41	(8.53)%[7]	$53,227		.74%[8]		.74%[8]		2.15%[8]
11/30/2021	56.86	1.03	7.34	8.37	(.88)	—	(.88)	64.35	14.75	60,354		.75		.75		1.62
11/30/2020	50.98	.91	6.10	7.01	(.73)	(.40)	(1.13)	56.86	14.17	55,068		.77		.77		1.83
11/30/2019	47.80	.97	5.38	6.35	(1.05)	(2.12)	(3.17)	50.98	14.42	52,805		.77		.77		2.03
11/30/2018	53.02	1.11	(2.89)	(1.78)	(.93)	(2.51)	(3.44)	47.80	(3.69)	50,382		.75		.75		2.17
11/30/2017	44.61	.93	9.79	10.72	(1.07)	(1.24)	(2.31)	53.02	24.96	56,786		.77		.77		1.93
Class C:
5/31/2022[5,6]	63.56	.40	(5.70)	(5.30)	(.24)	(3.31)	(3.55)	54.71	(8.88)[7]	922		1.49	[8]	1.49	[8]	1.38	[8]
11/30/2021	56.18	.55	7.26	7.81	(.43)	—	(.43)	63.56	13.91	1,139		1.48		1.48		.88
11/30/2020	50.35	.53	6.06	6.59	(.36)	(.40)	(.76)	56.18	13.34	1,206		1.50		1.50		1.09
11/30/2019	47.23	.60	5.31	5.91	(.67)	(2.12)	(2.79)	50.35	13.54	1,719		1.53		1.53		1.28
11/30/2018	52.41	.70	(2.86)	(2.16)	(.51)	(2.51)	(3.02)	47.23	(4.45)	1,988		1.54		1.54		1.38
11/30/2017	44.12	.55	9.66	10.21	(.68)	(1.24)	(1.92)	52.41	23.95	2,675		1.56		1.56		1.14
Class T:
5/31/2022[5,6]	64.33	.70	(5.77)	(5.07)	(.56)	(3.31)	(3.87)	55.39	(8.42)[7,9]	—	[10]	.50	[8,9]	.50	[8,9]	2.38	[8,9]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [9]	—	[10]	.52	[9]	.52	[9]	1.84	[9]
11/30/2020	50.98	1.03	6.10	7.13	(.86)	(.40)	(1.26)	56.85	14.47 [9]	—	[10]	.52	[9]	.52	[9]	2.07	[9]
11/30/2019	47.80	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.98	14.65 [9]	—	[10]	.54	[9]	.54	[9]	2.25	[9]
11/30/2018	53.03	1.22	(2.90)	(1.68)	(1.04)	(2.51)	(3.55)	47.80	(3.48)[9]	—	[10]	.53	[9]	.53	[9]	2.38	[9]
11/30/2017[5,11]	46.73	.68	6.22	6.90	(.60)	—	(.60)	53.03	14.86 [7,9]	—	[10]	.56	[8,9]	.56	[8,9]	2.09	[8,9]
Class F-1:
5/31/2022[5,6]	64.19	.61	(5.77)	(5.16)	(.46)	(3.31)	(3.77)	55.26	(8.57)[7]	2,131		.80	[8]	.80	[8]	2.08	[8]
11/30/2021	56.72	.99	7.32	8.31	(.84)	—	(.84)	64.19	14.67	2,477		.80		.80		1.57
11/30/2020	50.86	.89	6.09	6.98	(.72)	(.40)	(1.12)	56.72	14.13	3,089		.81		.81		1.78
11/30/2019	47.69	.94	5.37	6.31	(1.02)	(2.12)	(3.14)	50.86	14.36	3,444		.82		.82		1.98
11/30/2018	52.90	1.08	(2.88)	(1.80)	(.90)	(2.51)	(3.41)	47.69	(3.74)	3,295		.81		.81		2.12
11/30/2017	44.53	.90	9.76	10.66	(1.05)	(1.24)	(2.29)	52.90	24.86	3,820		.83		.83		1.87
Class F-2:
5/31/2022[5,6]	64.28	.70	(5.77)	(5.07)	(.55)	(3.31)	(3.86)	55.35	(8.42)[7]	12,522		.52	[8]	.52	[8]	2.39	[8]
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521		.52		.52		1.85
11/30/2020	50.94	1.03	6.08	7.11	(.85)	(.40)	(1.25)	56.80	14.45	11,226		.52		.52		2.07
11/30/2019	47.76	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.94	14.69	9,902		.54		.54		2.25
11/30/2018	52.98	1.21	(2.88)	(1.67)	(1.04)	(2.51)	(3.55)	47.76	(3.49)	8,636		.54		.54		2.38
11/30/2017	44.59	1.05	9.76	10.81	(1.18)	(1.24)	(2.42)	52.98	25.21	7,098		.55		.55		2.17
Class F-3:
5/31/2022[5,6]	64.35	.73	(5.79)	(5.06)	(.58)	(3.31)	(3.89)	55.40	(8.40)[7]	5,487		.41	[8]	.41	[8]	2.48	[8]
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939		.41		.41		1.96
11/30/2020	50.99	1.09	6.08	7.17	(.90)	(.40)	(1.30)	56.86	14.58	4,815		.42		.42		2.17
11/30/2019	47.81	1.12	5.38	6.50	(1.20)	(2.12)	(3.32)	50.99	14.79	4,139		.44		.44		2.35
11/30/2018	53.03	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.81	(3.39)	3,050		.44		.44		2.48
11/30/2017[5,12]	45.54	.82	7.54	8.36	(.87)	—	(.87)	53.03	18.53 [7]	2,536		.45	[8]	.45	[8]	1.93	[8]
Class 529-A:
5/31/2022[5,6]	64.10	.62	(5.76)	(5.14)	(.47)	(3.31)	(3.78)	55.18	(8.54)[7]	3,696		.77	[8]	.77	[8]	2.12	[8]
11/30/2021	56.64	1.00	7.32	8.32	(.86)	—	(.86)	64.10	14.71	4,161		.78		.78		1.59
11/30/2020	50.79	.89	6.07	6.96	(.71)	(.40)	(1.11)	56.64	14.12	3,860		.81		.81		1.79
11/30/2019	47.63	.94	5.35	6.29	(1.01)	(2.12)	(3.13)	50.79	14.34	3,494		.83		.83		1.98
11/30/2018	52.84	1.07	(2.88)	(1.81)	(.89)	(2.51)	(3.40)	47.63	(3.77)	3,291		.83		.83		2.10
11/30/2017	44.48	.90	9.74	10.64	(1.04)	(1.24)	(2.28)	52.84	24.87	3,415		.84		.84		1.86

Refer to the end of the table for footnotes.

26	Capital World Growth and Income Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2022[5,6]	$63.87	$.39	$(5.73)	$(5.34)	$(.22)	$(3.31)	$(3.53)	$55.00	(8.89)%[7]	$107		1.54%[8]		1.54%[8]		1.34%[8]
11/30/2021	56.45	.53	7.28	7.81	(.39)	—	(.39)	63.87	13.84	136		1.52		1.52		.84
11/30/2020	50.56	.51	6.09	6.60	(.31)	(.40)	(.71)	56.45	13.29	156		1.55		1.55		1.03
11/30/2019	47.41	.58	5.34	5.92	(.65)	(2.12)	(2.77)	50.56	13.50	413		1.58		1.58		1.24
11/30/2018	52.56	.67	(2.86)	(2.19)	(.45)	(2.51)	(2.96)	47.41	(4.49)	462		1.59		1.59		1.32
11/30/2017	44.25	.52	9.70	10.22	(.67)	(1.24)	(1.91)	52.56	23.90	758		1.61		1.61		1.09
Class 529-E:
5/31/2022[5,6]	63.99	.55	(5.74)	(5.19)	(.40)	(3.31)	(3.71)	55.09	(8.67)[7]	105		1.01	[8]	1.01	[8]	1.88	[8]
11/30/2021	56.56	.86	7.29	8.15	(.72)	—	(.72)	63.99	14.44	122		1.01		1.01		1.36
11/30/2020	50.70	.78	6.09	6.87	(.61)	(.40)	(1.01)	56.56	13.92	117		1.02		1.02		1.57
11/30/2019	47.55	.84	5.34	6.18	(.91)	(2.12)	(3.03)	50.70	14.09	119		1.04		1.04		1.76
11/30/2018	52.76	.96	(2.89)	(1.93)	(.77)	(2.51)	(3.28)	47.55	(3.98)	123		1.05		1.05		1.88
11/30/2017	44.41	.79	9.73	10.52	(.93)	(1.24)	(2.17)	52.76	24.58	138		1.06		1.06		1.63
Class 529-T:
5/31/2022[5,6]	64.32	.69	(5.78)	(5.09)	(.54)	(3.31)	(3.85)	55.38	(8.45)[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	2.36	[8,9]
11/30/2021	56.84	1.14	7.33	8.47	(.99)	—	(.99)	64.32	14.94 [9]	—	[10]	.56	[9]	.56	[9]	1.80	[9]
11/30/2020	50.98	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.84	14.40 [9]	—	[10]	.56	[9]	.56	[9]	2.02	[9]
11/30/2019	47.80	1.05	5.38	6.43	(1.13)	(2.12)	(3.25)	50.98	14.62 [9]	—	[10]	.59	[9]	.59	[9]	2.20	[9]
11/30/2018	53.02	1.19	(2.89)	(1.70)	(1.01)	(2.51)	(3.52)	47.80	(3.54)[9]	—	[10]	.59	[9]	.59	[9]	2.32	[9]
11/30/2017[5,11]	46.73	.66	6.22	6.88	(.59)	—	(.59)	53.02	14.81 [7,9]	—	[10]	.61	[8,9]	.61	[8,9]	2.03	[8,9]
Class 529-F-1:
5/31/2022[5,6]	64.15	.67	(5.77)	(5.10)	(.52)	(3.31)	(3.83)	55.22	(8.49)[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	2.27	[8,9]
11/30/2021	56.69	1.12	7.33	8.45	(.99)	—	(.99)	64.15	14.93 [9]	—	[10]	.60	[9]	.60	[9]	1.76	[9]
11/30/2020	50.84	1.08	6.00	7.08	(.83)	(.40)	(1.23)	56.69	14.40 [9]	—	[10]	.57	[9]	.57	[9]	2.18	[9]
11/30/2019	47.68	1.05	5.35	6.40	(1.12)	(2.12)	(3.24)	50.84	14.60	188		.60		.60		2.21
11/30/2018	52.90	1.18	(2.88)	(1.70)	(1.01)	(2.51)	(3.52)	47.68	(3.55)	171		.60		.60		2.32
11/30/2017	44.52	1.01	9.75	10.76	(1.14)	(1.24)	(2.38)	52.90	25.14	149		.62		.62		2.08
Class 529-F-2:
5/31/2022[5,6]	64.36	.70	(5.78)	(5.08)	(.55)	(3.31)	(3.86)	55.42	(8.42)[7]	249		.51	[8]	.51	[8]	2.39	[8]
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264		.55		.55		1.81
11/30/2020[5,13]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	215		.05	[7]	.05	[7]	.03	[7]
Class 529-F-3:
5/31/2022[5,6]	64.36	.71	(5.78)	(5.07)	(.57)	(3.31)	(3.88)	55.41	(8.41)[7]	—	[10]	.47	[8]	.47	[8]	2.41	[8]
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	—	[10]	.50		.47		1.89
11/30/2020[5,13]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	—	[10]	.06	[7]	.04	[7]	.04	[7]
Class R-1:
5/31/2022[5,6]	63.62	.40	(5.70)	(5.30)	(.24)	(3.31)	(3.55)	54.77	(8.88)[7]	135		1.51	[8]	1.51	[8]	1.37	[8]
11/30/2021	56.24	.54	7.25	7.79	(.41)	—	(.41)	63.62	13.88	155		1.51		1.51		.86
11/30/2020	50.41	.53	6.06	6.59	(.36)	(.40)	(.76)	56.24	13.32	158		1.52		1.52		1.07
11/30/2019	47.28	.60	5.33	5.93	(.68)	(2.12)	(2.80)	50.41	13.56	177		1.54		1.54		1.28
11/30/2018	52.48	.70	(2.87)	(2.17)	(.52)	(2.51)	(3.03)	47.28	(4.46)	191		1.54		1.54		1.39
11/30/2017	44.18	.55	9.69	10.24	(.70)	(1.24)	(1.94)	52.48	23.99	234		1.54		1.54		1.16

Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2022[5,6]	$63.42	$.39	$(5.69)	$(5.30)	$(.24)	$(3.31)	$(3.55)	$54.57	(8.90)%[7]	$572	1.54%[8]		1.54%[8]		1.35%[8]
11/30/2021	56.06	.54	7.24	7.78	(.42)	—	(.42)	63.42	13.88	682	1.51		1.51		.86
11/30/2020	50.25	.53	6.04	6.57	(.36)	(.40)	(.76)	56.06	13.33	681	1.52		1.52		1.08
11/30/2019	47.15	.60	5.30	5.90	(.68)	(2.12)	(2.80)	50.25	13.53	722	1.54		1.54		1.27
11/30/2018	52.34	.70	(2.86)	(2.16)	(.52)	(2.51)	(3.03)	47.15	(4.45)	755	1.54		1.54		1.38
11/30/2017	44.07	.55	9.66	10.21	(.70)	(1.24)	(1.94)	52.34	23.98	932	1.54		1.54		1.16
Class R-2E:
5/31/2022[5,6]	64.05	.49	(5.75)	(5.26)	(.33)	(3.31)	(3.64)	55.15	(8.76)[7]	63	1.23	[8]	1.23	[8]	1.67	[8]
11/30/2021	56.61	.73	7.30	8.03	(.59)	—	(.59)	64.05	14.22	71	1.21		1.21		1.16
11/30/2020	50.75	.68	6.09	6.77	(.51)	(.40)	(.91)	56.61	13.65	69	1.22		1.22		1.38
11/30/2019	47.59	.74	5.36	6.10	(.82)	(2.12)	(2.94)	50.75	13.88	67	1.24		1.24		1.56
11/30/2018	52.80	.86	(2.88)	(2.02)	(.68)	(2.51)	(3.19)	47.59	(4.15)	58	1.24		1.24		1.68
11/30/2017	44.47	.69	9.75	10.44	(.87)	(1.24)	(2.11)	52.80	24.34	53	1.24		1.24		1.42
Class R-3:
5/31/2022[5,6]	63.85	.53	(5.73)	(5.20)	(.38)	(3.31)	(3.69)	54.96	(8.68)[7]	1,157	1.07	[8]	1.07	[8]	1.82	[8]
11/30/2021	56.43	.82	7.28	8.10	(.68)	—	(.68)	63.85	14.37	1,365	1.06		1.06		1.31
11/30/2020	50.59	.75	6.07	6.82	(.58)	(.40)	(.98)	56.43	13.84	1,440	1.07		1.07		1.52
11/30/2019	47.45	.82	5.33	6.15	(.89)	(2.12)	(3.01)	50.59	14.05	1,568	1.09		1.09		1.73
11/30/2018	52.65	.93	(2.87)	(1.94)	(.75)	(2.51)	(3.26)	47.45	(4.02)	1,693	1.09		1.09		1.83
11/30/2017	44.32	.77	9.72	10.49	(.92)	(1.24)	(2.16)	52.65	24.54	2,114	1.09		1.09		1.60
Class R-4:
5/31/2022[5,6]	64.17	.62	(5.76)	(5.14)	(.47)	(3.31)	(3.78)	55.25	(8.54)[7]	1,212	.77	[8]	.77	[8]	2.13	[8]
11/30/2021	56.71	1.02	7.31	8.33	(.87)	—	(.87)	64.17	14.71	1,340	.76		.76		1.61
11/30/2020	50.84	.91	6.09	7.00	(.73)	(.40)	(1.13)	56.71	14.20	1,459	.77		.77		1.83
11/30/2019	47.67	.96	5.36	6.32	(1.03)	(2.12)	(3.15)	50.84	14.37	1,520	.79		.79		2.02
11/30/2018	52.89	1.09	(2.89)	(1.80)	(.91)	(2.51)	(3.42)	47.67	(3.72)	1,640	.79		.79		2.13
11/30/2017	44.51	.92	9.76	10.68	(1.06)	(1.24)	(2.30)	52.89	24.93	2,003	.79		.79		1.90
Class R-5E:
5/31/2022[5,6]	64.24	.69	(5.77)	(5.08)	(.54)	(3.31)	(3.85)	55.31	(8.45)[7]	139	.57	[8]	.57	[8]	2.34	[8]
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139	.56		.56		1.80
11/30/2020	50.91	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.77	14.41	110	.56		.56		2.03
11/30/2019	47.74	1.04	5.39	6.43	(1.14)	(2.12)	(3.26)	50.91	14.64	82	.58		.58		2.19
11/30/2018	52.96	1.20	(2.89)	(1.69)	(1.02)	(2.51)	(3.53)	47.74	(3.53)	37	.58		.58		2.37
11/30/2017	44.59	1.01	9.78	10.79	(1.18)	(1.24)	(2.42)	52.96	25.17	14	.58		.58		2.09
Class R-5:
5/31/2022[5,6]	64.38	.71	(5.77)	(5.06)	(.57)	(3.31)	(3.88)	55.44	(8.39)[7]	457	.46	[8]	.46	[8]	2.43	[8]
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530	.46		.46		1.91
11/30/2020	51.02	1.06	6.09	7.15	(.88)	(.40)	(1.28)	56.89	14.51	542	.47		.47		2.13
11/30/2019	47.83	1.11	5.37	6.48	(1.17)	(2.12)	(3.29)	51.02	14.74	745	.49		.49		2.34
11/30/2018	53.05	1.25	(2.89)	(1.64)	(1.07)	(2.51)	(3.58)	47.83	(3.44)	1,125	.49		.49		2.44
11/30/2017	44.64	1.07	9.78	10.85	(1.20)	(1.24)	(2.44)	53.05	25.29	1,305	.49		.49		2.21
Class R-6:
5/31/2022[5,6]	64.37	.73	(5.79)	(5.06)	(.58)	(3.31)	(3.89)	55.42	(8.39)[7]	27,842	.41	[8]	.41	[8]	2.49	[8]
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071	.41		.41		1.94
11/30/2020	51.01	1.09	6.08	7.17	(.91)	(.40)	(1.31)	56.87	14.56	21,684	.42		.42		2.18
11/30/2019	47.82	1.12	5.39	6.51	(1.20)	(2.12)	(3.32)	51.01	14.82	18,613	.43		.43		2.36
11/30/2018	53.04	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.82	(3.39)	15,132	.44		.44		2.48
11/30/2017	44.64	1.08	9.79	10.87	(1.23)	(1.24)	(2.47)	53.04	25.33	13,381	.45		.45		2.23

	Six months ended May 31,	Year ended November 30,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	16%	32%	36%	23%	49%	35%

Refer to the end of the table for footnotes.

28	Capital World Growth and Income Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Capital World Growth and Income Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2021, through May 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	Capital World Growth and Income Fund

Expense example (continued)

	Beginning account value 12/1/2021	Ending account value 5/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$914.65	$3.53	.74%
Class A – assumed 5% return	1,000.00	1,021.24	3.73	.74
Class C – actual return	1,000.00	911.20	7.10	1.49
Class C – assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class T – actual return	1,000.00	915.82	2.39	.50
Class T – assumed 5% return	1,000.00	1,022.44	2.52	.50
Class F-1 – actual return	1,000.00	914.28	3.82	.80
Class F-1 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 – actual return	1,000.00	915.82	2.48	.52
Class F-2 – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-3 – actual return	1,000.00	916.04	1.96	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	914.55	3.68	.77
Class 529-A – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-C – actual return	1,000.00	911.08	7.34	1.54
Class 529-C – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E – actual return	1,000.00	913.34	4.82	1.01
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-T – actual return	1,000.00	915.54	2.53	.53
Class 529-T – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-F-1 – actual return	1,000.00	915.11	2.91	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,021.89	3.07	.61
Class 529-F-2 – actual return	1,000.00	915.76	2.44	.51
Class 529-F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-3 – actual return	1,000.00	915.87	2.24	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-1 – actual return	1,000.00	911.15	7.19	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	910.99	7.34	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2E – actual return	1,000.00	912.40	5.86	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-3 – actual return	1,000.00	913.16	5.10	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 – actual return	1,000.00	914.61	3.68	.77
Class R-4 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-5E – actual return	1,000.00	915.55	2.72	.57
Class R-5E – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-5 – actual return	1,000.00	916.09	2.20	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	916.09	1.96	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	31

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

32	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	33

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34	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 29, 2022